Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business combination

Note 10 – Business combination

Acquisition of Ohmyhome Property Inc.

On January 23, 2025, Ohmyhome (BVI) Limited, a wholly owned subsidiary of the Company, completed the acquisition of substantially all of the issued and outstanding shares of Ohmyhome Property Inc. (the “OMPH”), a company incorporated in the Philippines, pursuant to a Debt Settlement and Share Purchase Agreement (the “SPA”) entered into with the shareholders.

The total consideration for the acquisition was satisfied through the settlement of outstanding debts owed by the shareholders to the Company, amounting to approximately US$2,064,378.53 and S$655,044.28, including accrued interest (the “Debt”). Upon completion of the acquisition, the Debt was fully settled and extinguished in accordance with the terms of the SPA.

Pursuant to the SPA, the Sellers agreed to transfer their respective shareholdings in the OMPH to the Group, resulting in the Company acquiring substantially 100% equity interest of Ohmyhome Property Inc., except for one (1) ordinary share retained by a nominee shareholder in accordance with the agreement.

Upon completion of the acquisition, Ohmyhome Property Inc. became an indirect wholly-owned subsidiary of the Company.

The acquisition was approved by the Board of Directors of the Company in May 2024, and the purchase consideration was structured as a non-cash transaction through the settlement of intercompany debt.

Goodwill of S$ 3,407,008 (US$2,649,512) arising from the acquisition consisted largely of synergies resulting from the combining of the operations of the companies.

The following table summarizes the consideration for the acquisition was satisfied through the capitalization and settlement of outstanding intercompany debts owed by Ohmyhome Property Inc. to the Group:

January 23, 2025
SGD
Consideration
Settlement of USD-denominated debt	2,820,354
Settlement of SGD-denominated debt	655,044
Fair value of total consideration transferred	3,475,398

SGD
ASSETS
Cash and bank balances	34,858
Accounts receivable	3,440
Other receivables	99,082
Fixed Assets	45,911
Other non-current assets	33,789
Total assets	217,080

LIABILITIES
Total Current Liabilities	25,170
Total Non-current Liabilities	123,520
Total liabilities	148,690

Total identifiable net assets	68,390

Goodwill	3,407,008
Fair value of total consideration transferred	3,475,398

For the year ended December 31, 2025, the Group assessed that it is more likely than not that the fair value of Ohmyhome Property Inc is less than its carrying amount due to the deterioration in operating performance of the entity. A quantitative impairment test was therefore performed and concluded that the carrying amounts of Ohmyhome Property Inc. exceeded its fair value and recorded impairment loss of S$3,407,008. The impairment loss was fully allocated to goodwill. The fair value of Ohmyhome Property Inc. was determined based on the discounted cash flow analysis using the assumption included internal cash flows forecasts, long-term future growth rates and profitability and discount rate, among others.

Acquisition of Ohmyhome Property Management (S)

On October 6, 2023, Ohmyhome (BVI), a wholly owned subsidiary of the Company, acquired 100% of the total number of issued shares in the capital of Ohmyhome Property Management (S), a tech-enabled property management company in Singapore, for the total consideration of S$4,712,000, consisting of S$1,712,000 in cash and S$3,000,000 in the form of consideration shares, which shall be satisfied by way of the Cash Consideration and the allotment and issuance of the Consideration Shares in four (4) tranches in accordance with the Sale and Purchase Agreement (“SPA”).

On October 6, 2023, the Group paid the first tranche of the S$513,600 in Cash Consideration and issued 171,384 Ordinary Shares “to the Simply Sellers in the proportion set out in the SPA, in satisfaction of the Cash Consideration and the Consideration Shares payable and/or to be allotted and issued on the Completion Date, respectively. Upon completion of the Simply Sakal Acquisition, Ohmyhome Property Management (S) became an indirect wholly-owned subsidiary of the Company.

With the acquisition of Ohmyhome Property Management (S), Ohmyhome has expanded its services to include property management services, to provide residents of private condominiums and executive condominiums in Singapore with quality estate management services and a technology platform for users to access the services and provide feedback with ease.

Acquisition-related costs of S$90,375 (US$68,502) are included in general and administrative expenses in the Group’s income statement for the year ended December 31, 2023. The fair value of the common shares issued as part of the consideration paid for Ohmyhome Property Management (S) was determined on the basis of the value of the consideration at each issuance as specified in the SPA.

Goodwill of S$2,213,460 (US$1,677,753) arising from the acquisition consisted largely of synergies resulting from the combining of the operations of the companies. The fair value of S$1,944,044 (US$1,473,542) of intangible assets was related to potential customer relationships derived from existing customers. The following table summarizes the consideration paid for Ohmyhome Property Management (S) and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

October 6, 2023
SGD
Consideration
Cash	513,600
Equity instruments	750,000
Consideration payables	3,239,193
Fair value of total consideration transferred	4,502,793

SGD
ASSETS
Cash and bank balances	204,289
Accounts receivable	190,283
Prepayments	12,926
Deposits	16,160
Property and equipment, net	27,845
Intangible assets	271,693
Operating lease right-of-use assets, net	14,817
Other assets	43,235
Total assets	781,248

LIABILITIES
Accounts payable	86,798
Accrued liabilities and other payables	242,604
Bank loans, current portion	43,413
Operating lease obligation, current	15,241
Bank loans, non-current portion	47,903
Total liabilities	435,959

Total identifiable net assets	345,289

Intangible asset (customer relationship)	1,944,044
Goodwill	2,213,460
Fair value of total consideration transferred	4,502,793

For the year ended December 31, 2025, the Group performed an assessment of the recoverable amount of its reporting unit, taking into consideration factors such as macroeconomic conditions, industry and market developments, the financial performance of the reporting unit, as well as its strategic plans and outlook. Based on this assessment, the Group determined that the carrying amount of the reporting unit exceeded its fair value, and accordingly, an impairment loss of S$ 1,296,988 was recognized during the financial year.